FORGIVENESS OF DEBT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
FORGIVENESS OF DEBT [Abstract]
Forgiveness of debt		$ 1,312